Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Allianz RCM Global Commodity Equity Fund (First Prospectus Summary): | Allianz RCM Global Commodity Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Global Commodity Equity Fund
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Global Commodity Equity Fund

Effective November 15, 2011, the Custom Commodity Equity Benchmark will be added as a secondary performance benchmark for the Allianz RCM Global Commodity Equity Fund (the “Fund”).

The Fund’s performance table will be revised to add the following:

Please retain this Supplement for future reference.

Annual Return, Caption	rr_AnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz RCM Global Commodity Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGLIX
Allianz RCM Global Commodity Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMAX
Allianz RCM Global Commodity Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMCX
Allianz RCM Global Commodity Equity Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARMDX
Allianz RCM Global Commodity Equity Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APGPX
Allianz RCM Global Commodity Equity Fund | Custom Commodity Equity Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2004